UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Center Coast Capital Advisors, LP
Address: 1100 Louisiana Street, Suite 4550
         Houston, TX  77002

13F File Number:  028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Finch
Title:     Chief Compliance Officer
Phone:     713-759-1401

Signature, Place, and Date of Signing:

 /s/  Richard Finch     Houston, TX     October 18, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $230,873 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861G100     1051    23900 SH       SOLE                    23900        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     5840   227777 SH       SOLE                   227777        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    11733   187705 SH       SOLE                   187705        0        0
CHESAPEAKE MIDSTREAM PARTNER   UNIT             16524K108      403    15000 SH       SOLE                    15000        0        0
CRESTWOOD MIDSTREAM PRTNERS    COM UNITS REPSTG 226372100     9148   355663 SH       SOLE                   355663        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    17415   490978 SH       SOLE                   490978        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    17138   623873 SH       SOLE                   623873        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107    18730   466497 SH       SOLE                   466497        0        0
EV ENERGY PARTNERS LP          COM UNITS        26926V107      545     7600 SH       SOLE                     7600        0        0
GLOBAL PARTNERS LP             COM UNITS        37946R109      457    26000 SH       SOLE                    26000        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      358     5240 SH       SOLE                     5240        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    17109   291517 SH       SOLE                   291517        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     5836    96615 SH       SOLE                    96615        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105     5534   170332 SH       SOLE                   170332        0        0
NISKA GAS STORAGE PARTNERS L   UNIT LTD LIABI   654678101      623    53500 SH       SOLE                    53500        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102    10266   196358 SH       SOLE                   196358        0        0
OILTANKING PARTNERS L P        UNIT LTD         678049107     5863   245412 SH       SOLE                   245412        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103    18794   403129 SH       SOLE                   403129        0        0
PAA NAT GAS STORAGE L P        COM UNIT LTD     693139107     5638   345869 SH       SOLE                   345869        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105    11441   194177 SH       SOLE                   194177        0        0
SPECTRA ENERGY PARTNERS LP     COM              84756N109    11589   410826 SH       SOLE                   410826        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     9038   102139 SH       SOLE                   102139        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105     5734   174385 SH       SOLE                   174385        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108    17413   397203 SH       SOLE                   397203        0        0
TESORO LOGISTICS LP            COM UNIT LP      88160T107     5837   245058 SH       SOLE                   245058        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104     5704   168893 SH       SOLE                   168893        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104    11636   214533 SH       SOLE                   214533        0        0